Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities
The following represents the deferred tax assets and liabilities in the Consolidated Statements of Financial Position:

As at December 31,	2025	2024
Deferred tax assets(1)	$3,803	$3,910
Deferred tax liabilities(1)	301	286
Net deferred tax asset	$3,502	$3,624

(1)    Our deferred tax assets and deferred tax liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity and the same taxation authority.

The movement in net deferred tax assets for the years ended December 31, are as follows:

Investments		Policy liabilities(1)	Deferred acquisition costs	Losses available for carry forward	Pension and other employee benefits	Other(2)	Total
Balance, January 1, 2024	$(102)	$2,479	$76	$976	$327	$(159)	$3,597
Acquisitions (disposals) through business combinations	—	—	—	(7)	—	8	1
Charged to statement of operations	(101)	193	7	(296)	11	123	(63)
Charged to other comprehensive income	2	—	—	(31)	(7)	(5)	(41)
Charged to equity, other than other comprehensive income	84	—	—	10	—	—	94
Foreign exchange rate movements and Other	(6)	5	6	(1)	24	8	36
Balance, December 31, 2024	$(123)	$2,677	$89	$651	$355	$(25)	$3,624
Acquisitions (disposals) through business combinations	—	—	—	10	—	(18)	(8)
Charged to statement of operations	(346)	418	9	(186)	(16)	163	42
Charged to other comprehensive income	(28)	(17)	—	(8)	(4)	4	(53)
Charged to equity, other than other comprehensive income	(87)	—	—	10	—	—	(77)
Foreign exchange rate movements and Other	38	(16)	(5)	(11)	(12)	(20)	(26)
Balance, December 31, 2025	$(546)	$3,062	$93	$466	$323	$104	$3,502

(1)    Consists of Insurance contract assets and liabilities, Reinsurance contract held assets and liabilities, and Investment contract liabilities.
(2)    Includes unused tax credits.

Schedule of components of income tax expense (benefit)
In our Consolidated Statements of Operations, Income tax expense (benefit) for the years ended December 31 has the following components:

For the years ended December 31,	2025	2024
Current income tax expense (benefit):
Current year	$1,164	$1,186
Adjustments in respect of prior years, including resolution of tax disputes	(106)	(209)
Total current income tax expense (benefit)	1,058	977
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(90)	(163)
Adjustments in respect of prior years, including resolution of tax disputes	51	203
Tax expense (benefit) arising from unrecognized tax losses	(15)	23
Tax rate and other legislative changes	12	—
Total deferred income tax expense (benefit)	(42)	63
Total income tax expense (benefit)	$1,016	$1,040

Schedule of income tax relating to equity
Income tax benefit (expense) recognized directly in equity for the years ended December 31:

For the years ended December 31,	2025	2024
Recognized in other comprehensive income:
Current income tax benefit (expense)	$—	$(2)
Deferred income tax benefit (expense)	(53)	(41)
Total recognized in other comprehensive income	(53)	(43)
Recognized in equity, other than other comprehensive income:
Current income tax benefit (expense)	(33)	(16)
Deferred income tax benefit (expense)	(77)	94
Total recognized in equity, other than other comprehensive income	(110)	78
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$(163)	$35

Schedule of effective income tax rate differences
Our effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate as follows:

For the years ended December 31,	2025		2024
		%		%
Total net income (loss)	$3,782		$3,299
Add: Income tax expense (benefit)	1,016		1,040
Total net income (loss) before income taxes	$4,798		$4,339
Taxes at the combined Canadian federal and provincial statutory income tax rate	$1,331	27.8	$1,204	27.8
Increase (decrease) in rate resulting from:
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(188)	(3.9)	(248)	(5.7)
Tax-exempt or low-taxed investment (income) loss	(26)	(0.5)	16	0.4
Adjustments in respect of prior years, including resolution of tax disputes	(55)	(1.2)	(6)	(0.1)
Tax (benefit) cost of unrecognized tax losses and tax credits	(15)	(0.3)	23	0.5
Tax rate and other legislative changes	12	0.3	—	—
Other	(43)	(1.0)	51	1.1
Total tax expense (benefit) and effective income tax rate	$1,016	21.2	$1,040	24.0